Related party transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Key Management
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 2,307		$ 1,799
Total Key management personnel compensation	$ 5,104		4,417
Chairman of the Board of Directors and Spouse
Disclosure of transactions between related parties [line items]
Successive 1-year terms	1 year
Renewal term of agreement (in years)	1 year
Fees and expenses	$ 284	$ 381	287
DSU Plan | Key Management
Disclosure of transactions between related parties [line items]
Stock-based compensation (recovery) expense - DSU plan	(993)		1,209
Stock option plan | Key Management
Disclosure of transactions between related parties [line items]
Stock-based compensation expense - Stock option plan	$ 3,790		$ 1,409